Related-Party Transactions (Schedule Of Amounts Due To/From Managing Member) (Details) (USD $) In Millions, unless otherwise specified	Jun. 28, 2012	Dec. 29, 2011	Dec. 30, 2010
Related Party Transaction [Line Items]
Amounts due to managing member	$ 16.0	$ 21.2	$ 28.2
Managing Member [Member]
Related Party Transaction [Line Items]
Distributions payable, net	19.3	21.0	24.1
Cost and other reimbursement	(3.3)	0.2	4.1
Amounts due to managing member	$ 16.0	$ 21.2	$ 28.2